SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Raw materials	$ 17,337	$ 9,753
Work-in-process	7,057	2,953
Finished goods	869	1,660
Total inventories	$ 25,263	$ 14,366